4. Convertible Debentures: Schedule of Convertible Debentures (Details) - USD ($)				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Long-term Debt, Gross	$ 0	$ 35,000	$ 72,497	$ 0
Less: unamortized discount	0	(32,250)	(65,134)	0
Convertible Debt	$ 0	$ 2,750	$ 7,363	$ 0
Convertible Debenture 1
Debt Instrument, Description	–	35,000	–
Debt Instrument, Issuance Date				Aug. 02, 2017
Debt Instrument, Collateral				unsecured
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Debt Instrument, Maturity Date				May 15, 2018
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common stock at 58% of average of the three lowest trading prices for the ten trading days prior to conversion
Convertible Debenture 2
Debt Instrument, Description	–	–	33,000
Debt Instrument, Issuance Date				Dec. 19, 2016
Debt Instrument, Collateral				unsecured
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%
Debt Instrument, Maturity Date				Sep. 30, 2017
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common stock at 58% of average of the three lowest trading prices for the ten trading days prior to conversion
Convertible Debenture 3
Debt Instrument, Description	–	–	30,000
Debt Instrument, Issuance Date				Sep. 13, 2016
Debt Instrument, Collateral				unsecured
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%
Debt Instrument, Maturity Date				Sep. 30, 2017
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion
Convertible Debenture 4
Debt Instrument, Description	–	–	9,497
Debt Instrument, Issuance Date				Sep. 28, 2015
Debt Instrument, Collateral				unsecured
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Debt Instrument, Maturity Date				Sep. 28, 2016
Debt Instrument, Convertible, Terms of Conversion Feature				convertible into common stock at 58% of average of the two lowest trading prices for the ten trading days prior to conversion